Note 2 - Business Combinations (Tables)	12 Months Ended
Mar. 31, 2026
Notes Tables
Business Combination, Recognized Asset Acquired and Liability Assumed [Table Text Block]
Fair value of assets acquired and liabilities assumed
Accounts receivable	$12,307
Inventory	34,623
Property, plant and equipment	13,727
Operating lease right-of-use asset	2,422
Other assets	26
Accounts payable	(9,083)
Operating lease liability	(2,422)
Total	$51,600

Business Combination, Pro Forma Information [Table Text Block]
	Year Ended March 31,
	2026	2025
Net sales	$754,518	$550,706
Earnings from operations	$30,461	$7,446